SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Segments revenues	[1]	$ 64,353	$ 60,567	$ 66,205
Segments operating profit		6,248	5,341	7,577
Depreciation, amortization and impairment expenses		3,258	3,959	4,767
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments revenues		64,353	60,567	66,205
Segments operating profit		6,248	5,341	7,577
Segments tangible and intangible assets		45,899	35,109	39,470
Depreciation, amortization and impairment expenses		2,616	3,405	2,353
Expenditure for assets		2,399	1,796	2,718
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Segments revenues		22,707	19,489	24,063
Segments operating profit		1,660	1,000	3,849
Segments tangible and intangible assets		8,359	8,469	8,679
Depreciation, amortization and impairment expenses		321	338	349
Expenditure for assets		135	149	165
Operating Segments [Member] | MRM Segment [Member]
Segment Reporting Information [Line Items]
Segments revenues		49,620	47,938	50,202
Segments operating profit		4,708	3,848	3,276
Segments tangible and intangible assets		35,392	24,836	26,385
Depreciation, amortization and impairment expenses		2,295	3,067	2,004
Expenditure for assets		2,264	1,647	2,553
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues		(7,974)	(6,860)	(8,060)
Segments operating profit		(120)	493	452
Segments tangible and intangible assets		2,148	1,804	4,406
Depreciation, amortization and impairment expenses		0	0	0
Expenditure for assets		$ 0	$ 0	$ 0

[1]	Revenues are attributed to geographic areas based on the location of the end customers.